Commission expense	12 Months Ended
Dec. 31, 2020
Fee and commission expense [abstract]
Commission expense	Commission expense
Commission expense shows the amount of all fees and commissions paid or payable by the Group in the year, except those that form an integral part of the effective interest rate on financial instruments.
The detail of commission expense is as follows:

EUR million
	2020	2019	2018
Commissions assigned to third parties	1,856	2,350	1,972
Cards	1,249	1,616	1,358
By collection and return of effects	12	12	11
Other fees assigned	595	722	603
Other commissions paid	1,153	1,220	1,207
Brokerage fees on lending and deposit transactions	26	27	42
Sales of insurance and pension funds	248	232	232
Other fees and commissions	879	961	933
	3,009	3,570	3,179